Regulatory Matters (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Total capital (to Risk-Weighted Assets) | Consolidated
Actual, amount	$ 195,816	$ 188,192
Actual, ratio	15.34%	14.96%
For capital adequacy purposes, amount	$ 102,127	$ 100,636
For capital adequacy purposes, ratio	8.00%	8.00%
Total capital (to Risk-Weighted Assets) | Bank
Actual, amount	$ 194,314	$ 186,774
Actual, ratio	15.22%	14.85%
For capital adequacy purposes, amount	$ 102,116	$ 100,636
For capital adequacy purposes, ratio	8.00%	8.00%
To be well capitalized under prompt corrective action provisions, amount	$ 134,027	$ 132,085
To be well capitalized under prompt corrective action provisions, ratio	10.50%	10.50%
Tier 1 Capital (to Risk- Weighted Assets) | Consolidated
Actual, amount	$ 184,720	$ 175,381
Actual, ratio	14.47%	13.94%
For capital adequacy purposes, amount	$ 76,595	$ 75,477
For capital adequacy purposes, ratio	6.00%	6.00%
Tier 1 Capital (to Risk- Weighted Assets) | Bank
Actual, amount	$ 183,218	$ 173,963
Actual, ratio	14.35%	13.83%
For capital adequacy purposes, amount	$ 76,587	$ 75,477
For capital adequacy purposes, ratio	6.00%	6.00%
To be well capitalized under prompt corrective action provisions, amount	$ 108,498	$ 106,926
To be well capitalized under prompt corrective action provisions, ratio	8.50%	8.50%
Tier 1 Capital (Average Assets) | Consolidated
Actual, amount	$ 184,720	$ 175,381
Actual, ratio	10.88%	10.51%
For capital adequacy purposes, amount	$ 67,896	$ 66,757
For capital adequacy purposes, ratio	4.00%	4.00%
Tier 1 Capital (Average Assets) | Bank
Actual, amount	$ 183,218	$ 173,963
Actual, ratio	10.71%	10.35%
For capital adequacy purposes, amount	$ 68,441	$ 67,254
For capital adequacy purposes, ratio	4.00%	4.00%
To be well capitalized under prompt corrective action provisions, amount	$ 68,441	$ 67,254
To be well capitalized under prompt corrective action provisions, ratio	4.00%	4.00%
Common Equity Tier 1 (to Risk-Weighted Assets) | Consolidated
Actual, amount	$ 169,720	$ 160,381
Actual, ratio	13.29%	12.75%
For capital adequacy purposes, amount	$ 57,446	$ 56,608
For capital adequacy purposes, ratio	4.50%	4.50%
Common Equity Tier 1 (to Risk-Weighted Assets) | Bank
Actual, amount	$ 183,218	$ 173,963
Actual, ratio	14.35%	13.83%
For capital adequacy purposes, amount	$ 57,440	$ 56,608
For capital adequacy purposes, ratio	4.50%	4.50%
To be well capitalized under prompt corrective action provisions, amount	$ 89,351	$ 88,057
To be well capitalized under prompt corrective action provisions, ratio	7.00%	7.00%